General and Administrative (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of General And Administrative [Abstract]
Schedule of general and administrative
	Year ended December 31,
	2021	2020	2019

Payroll and related expenses	$1,508	$1,563	$1,219
Share-based payment	411	1,162	667
Professional services	1,133	555	736
Travel expenses	48	26	112
Rent and office maintenance	130	120	126
Depreciation	11	67	17
Marketing and others	75	7	13
	3,316	3,500	2,890